Shareholder Fees {- Fidelity Advisor® Diversified Stock Fund}	Nov. 28, 2020 USD ($)
09.30 Destiny Portfolios: Fidelity Advisor Diversified Stock Fund-O PRO-08 | Fidelity Advisor® Diversified Stock Fund
Shareholder Fees:
(fees paid directly from your investment)	none